TRUST

for Credit Unions

Annual Report

August 31, 2001

TCU ECONOMIC SUMMARY

ANNUAL REPORT ECONOMIC COMMENTARY/ OUTLOOK

Dear Unitholder:

      This remains a difficult time to be speaking about business given the tragic national events that continue to unfold, and we extend our deepest respects to those who have been directly affected in New York, Washington D.C., Pennsylvania, and around the country.

      In the interest of providing our clients with up-to-date information and serving as a force of stability in the global markets, we offer the current views of Goldman Sachs Asset Management’s Fixed Income Team.

      Summary:

•	Federal Reserve Board easing to inject liquidity to the banking system has resulted in dramatically steeper yield curve.

•	Volatility is high and credit spreads have widened. Liquidity in riskier securities is variable, but improving.

•	With truncated trading sessions and lower trading volumes, pricing is expected to be choppy in illiquid securities.

•	We expect real yields to decline over the near term and volatility to provide new opportunities.

      Implications for our strategy going forward:

      We are actively considering a number of new trades along the following broad theme:

•	The volatile environment may provide opportunities to add value: Selling volatility will be a way to add yield to portfolios and we are examining a variety of strategies for judicious ways to take advantage of this volatile environment on an ongoing basis.

Thank you for your support.

Sincerely,

Charles W. Filson President Callahan Financial Services, Inc. And Trust For Credit Unions September 20, 2001	James A. McNamara Managing Director Goldman Sachs Asset Management

TCU MONEY MARKET PORTFOLIO

Objective

      The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity through investments in high-quality money market instruments authorized under the Federal Credit Union Act.

Performance Review

      For the one-year period that ended August 31, 2001, the MMP had a simple average yield of 5.29%. This was comparable to the 5.25% return of the iMoneyNet (formerly known as the IBC Financial Data, Inc.) Money Fund Report Averages for all taxable money market funds. As of August 31, 2001, the Portfolio had a seven-day current yield of 3.50% and an effective yield of 3.56%. As of that date; the Portfolio’s seven-day current and effective yields without fee waivers would have been 3.33% and 3.39%, respectively.

Portfolio Composition and Investment Strategies

      At the start of the reporting period, the U.S. economy was experiencing sluggish investment activity and a declining stock market, while consumer spending remained quite firm. In more recent months, the unemployment rate has begun to rise, threatening consumer confidence and spending. In response, the Federal Reserve Board lowered interest rates on seven occasions in an effort to stimulate economic growth.

      Portfolio strategy and composition changed throughout the year as the supply of domestic bank issued securities virtually disappeared. As a result, allocations to U.S. government agency securities increased and holdings in bank issued products declined.

Portfolio Composition as of August 31, 2001*

*	These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Ahead

      Following the terrorist attack on September 11th, the outlook fox the U.S. economy has become more uncertain. In the coming months we expect the consumer to reign in spending while business investment should remain tepid. Furthermore, we anticipate a considerable rise in the unemployment rate from its current level of 4.9%. Finally, there is a high probability that U.S. GDP will contract in both the third and fourth quarters of this year.

      As a result, we expect to maintain a weighted average maturity at the longer end of its current range in an effort to benefit from a declining interest rate environment. We anticipate a continued decline in bank issued money market securities and will therefore focus on increasing the Portfolio’s exposure to the government securities market.

Please note that an investment in the Portfolio is neither insured nor guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency, such as the FDIC. Although the Portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Portfolio.

TCU GOVERNMENT SECURITIES PORTFOLIO

Objective

      The TCU Government Securities Portfolio (“GSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. The Portfolio invests primarily in adjustable rate mortgage securities issued by the U.S. government, its agencies or instrumentalities. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. GSP’s maximum duration is equal to that of a two-year U.S. Treasury security, and its target duration is to be no shorter than that of a six-month U.S. Treasury security and no longer than that of a one year U.S. Treasury security. As of August 31, 2001, its actual duration was 0.57 years, compared to 0.72 years for a nine-month Treasury security.

Performance Review

      For the one-year period that ended August 31, 2001, the total return of GSP was 7.38% versus the 6.60% total return for the nine-month Treasury average. (The nine-month Treasury security, as reported by Merrill Lynch, represents a hypothetical average weighted return of the six-month and one-year Treasury securities. The nine-month Treasury security does not reflect any fees or expenses.)

      The Portfolio’s net asset value rose during the review period, closing at $9.72, versus $9.63 a year ago. As of August 31, 2001, the Portfolio’s 30-day distribution rate was 5.40% and its standardized 30-day yield was 4.81%.

Portfolio Composition and Investment Strategies

      With interest rates falling during much of the reporting period, mortgage backed security (MBS) prepayment activity increased. As such, we sought to protect the Portfolio by emphasizing securities with structural benefits for call protection.

Portfolio Composition* (as of August 31, 2001)

Issuer Allocation

*	The percentages shown are of total Portfolio investments. These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Ahead

      Given the tragic events of the September 11th, there is a greater possibility that the U.S. will fall into a recession. Consumer confidence is expected to falter and corporate profits are likely to decline in the coming fiscal quarters. The Fed has acknowledged this by cutting interest rates an additional 50 basis points on September 17th, and stating that, “the risks are weighted mainly toward conditions that may generate economic weakness.” At this point we believe the economic recovery will be delayed from the near term to the middle of next year.

TCU MORTGAGE SECURITIES PORTFOLIO

Objective

      The TCU Mortgage Securities Portfolio (“MSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. The Portfolio invests in adjustable rate and fixed rate mortgage securities issued by the U.S. government, its agencies or instrumentalities and in mortgage securities rated AA or better by nationally recognized rating agencies. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. MSP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a three-year U.S. Treasury security and a target duration equal to that of its benchmark, the two-year U.S. Treasury security. As of August 31, 2001, the Portfolio’s actual duration was 1.99 years, versus 1.89 years for its benchmark.

Performance Review

      The Portfolio’s total return for the one-year period ended August 31, 2001 was 9.60%, versus a 9.03% return for the two-year U.S. Treasury note. The Portfolio’s net asset value rose during the review period, closing at $9.84 versus $9.56 one year ago. As of August 31, 2001, the Portfolio’s 30-day distribution rate was 5.64% and the standardized 30-day yield was 5.75%.

Portfolio Composition and Investment Strategies

      With interest rates falling during much of the reporting period, mortgage backed security (MBS) prepayment activity increased. As such, we sought to protect the Portfolio by emphasizing securities with structural benefits for call protection.

Portfolio Composition* (as of August 31, 2001)

Issuer Allocation:

*	The percentages shown are of total Portfolio investments. These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Ahead

      Given the tragic events of the September 11th, there is a greater possibility that the U.S. will fall into a recession. Consumer confidence is expected to falter and corporate profits are likely to decline in the coming fiscal quarters. The Fed has acknowledged this by cutting interest rates an additional 50 basis points on September 17th, and stating that, “the risks are weighted mainly toward conditions that may generate economic weakness.” At this point the believe the economic recovery will be delayed from the near term to the middle of next year.

TCU PORTFOLIO DISTRIBUTION POLICY

      As required by tax law, all mutual funds, including the three TCU Portfolios, must distribute substantially all of the taxable income they generate each year.

      For the TCU Money Market Portfolio, substantially all of the net investment income and net short-term capital gains will be declared as a dividend on a daily basis and paid monthly. If the Portfolio were to realize any net long-term capital gains, they would be distributed at calendar year-end.

      For the TCU Government Securities Portfolio and the TCU Mortgage Securities Portfolio, dividends are paid monthly based on the income each Portfolio is expected to generate during the month. The amount of the dividend will reflect changes to interest rates (i.e., as interest rates increase, dividends will increase and as interest rates decline, dividends will be reduced). In addition, because these TCU Portfolios invest in mortgage securities that are subject to prepayments, we cannot precisely predict the amount of principal and interest that a Portfolio will receive. Therefore, at times, a Portfolio may distribute mounts above or below current income levels. Any excess income, over-distributions or net capital gains generated will be paid in a special distribution or adjusted at calendar year-end.

TRUST FOR CREDIT UNIONS

PERFORMANCE COMPARISON

      In accordance with the requirements of the Securities and Exchange Commission, the following data for the Government Securities and Mortgage Securities Portfolios is supplied for the years ended August 31, 2001. Each of the two Trust for Credit Union Portfolios is compared to its benchmarks assuming the following initial investment:

	Initial
Portfolio	Investment	Compare to:

Government Securities (“GSP”):	$10,000	Lehman Brothers Mutual Fund Adjustable Rate Mortgage Index (“Lehman ARM Index”)(c); Lehman Brothers Mutual Fund Short (1-2) Government Index (“Lehman 1-2 Gov’t Index”); 1-Year U.S. Treasury Bill (“1-year T-Bill”); 6-Month U.S. Treasury Bill (“6-month T-Bill”).

Mortgage Securities (“MSP”):	$10,000	Lehman ARM Index; Lehman Brothers Mutual Fund Short (1-3) Government Index (“Lehman 1-3 Gov’t Index”); 2-Year U.S. Treasury Note (“2-year T-Note”).

      All performance data shown represents past performance and should not be considered indicative of future performance, which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor’s units, when redeemed, may be worth more or less than their original cost.

Government Securities Portfolio

Average Annual Total Return

One Year	Five Year	Ten Year	Since Inception(a)

7.38%	6.03%	5.53%	5.55%

Mortgage Securities Portfolio

Average Annual Total Return

One Year	Five Year	Since Inception(a)

9.60%	6.85%	6.21%

(a)	The Government Securities and Mortgage Securities Portfolios commenced operations July 10, 1991 and October 9, 1992, respectively.

(b)	For comparative purposes, initial investments are assumed to be made on the first day of the month following each Portfolio’s inception.

(c)	The calculation of the Lehman ARM Index was initiated for the month ended January 31, 1992. For comparative purposes in this graph, an initial investment for this index is assumed on January 1, 1992, at a value equal to the Government Securities Portfolio’s investment at such date.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS

August 31, 2001
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank Note (3.8%)
Wells Fargo Bank N.A.
$75,000	3.42%	11/28/2001	$75,002

Total Bank Note			$75,002

Bankers Acceptance (1.5%)
First Union National Bank
$30,000	3.40%	09/10/2001	$29,552

Total Bankers Acceptance			$29,552

Certificate of Deposit (2.5%)
J.P. Morgan Chase & Co., N.A.
$50,000	3.80%	09/07/2001	$50,000

Total Certificate of Deposit			$50,000

Government Agency Securities (9.7%)
Federal Home Loan Bank
$10,050	4.88%	01/22/2002	$10,099
Federal Home Loan Mortgage Association
100,000	3.53	10/25/2001	99,470
Federal National Mortgage Association
25,000	6.63	01/15/2002	25,140
58,000	3.37	02/07/2002	57,137

Total Government Agency Securities			$191,846

Time Deposits (30.3%)
Branch Banking & Trust Co.
$75,000	3.63%	09/04/2001	$75,000
Keybank N.A.
75,000	3.63	09/04/2001	75,000
Marshall & Ilsley Corp.
75,000	3.63	09/04/2001	75,000
Regions Bank
75,000	3.63	09/04/2001	75,000
Southtrust Bank, N.A.
75,000	3.63	09/04/2001	75,000
State Street Bank & Trust Co.
75,000	3.69%	09/04/2001	75,000
SunTrust Banks, N.A.
75,000	3.63	09/04/2001	75,000
U.S. Bank, N.A.
75,000	3.63	09/04/2001	75,000

Total Time Deposits			$600,000

Variable Rate Obligation # (2.0%)
Federal Home Loan Bank
$40,000	3.41%	11/19/2001	$39,977

Total Variable Rate Obligation			$39,977

Repurchase Agreements* (50.3%)
C.S. First Boston Corp.
$200,000	3.79%	09/06/2001	$200,000
Maturity Value: $201,853 Dated: 06/08/01
Joint Account+
248,100	3.65	09/04/2001	248,100
Joint Account II+
550,000	3.69	09/04/2001	550,000

Total Repurchase Agreements			$998,100

Total Investments			$1,984,477

#	Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 2001. Maturity date shown is the date of the next coupon rate reset or actual maturity.

+	Repurchase agreement was entered into on August 31, 2001.

*	At August 31, 2001, these agreements were fully collateralized by U.S. Treasury Obligations and Federal Agency Obligations.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

August 31, 2001
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage Backed Obligations (80.8%)

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # (13.9%)
$1,692	8.13%	08/01/2017	$1,718
1,781	6.92	02/01/2018	1,775
399	8.04	04/01/2018	400
2,871	8.00	05/01/2018	2,929
1,020	7.58	07/01/2018	1,030
2,343	7.65	11/01/2018	2,407
3,694	7.62	08/01/2019	3,758
2,925	7.81	08/01/2019	2,972
16,656	7.83	11/01/2019	17,107
2,215	7.93	07/01/2021	2,265
2,645	7.30	11/01/2021	2,684
1,790	7.47	02/01/2022	1,817
9,979	8.04	02/01/2022	10,218
7,753	7.94	04/01/2022	7,986
987	6.95	11/01/2022	980
1,342	7.54	11/01/2022	1,365
5,493	7.89	11/01/2022	5,603
5,557	7.94	11/01/2022	5,689
3,498	7.92	06/01/2024	3,575
586	8.04	10/01/2024	596
2,022	7.76	10/01/2025	2,081
1,004	7.43	02/01/2028	1,013
1,586	7.15	04/01/2028	1,602
662	7.32	07/01/2029	669
2,368	7.42	05/01/2031	2,410

Total Adjustable Rate FHLMC			$84,649

Adjustable Rate Federal National Mortgage Association (FNMA) # (38.7%)
$1,460	7.11%	09/01/2001	$1,489
16,519	7.64	09/04/2001	16,832
1,625	6.18	03/01/2017	1,626
1,136	7.90	07/01/2017	1,172
812	7.02	11/01/2017	813
968	7.38	11/01/2017	999
625	7.63	11/01/2017	632
5,584	7.63	12/01/2017	5,665
1,323	7.02	03/01/2018	1,349
776	7.34	04/01/2018	785
628	7.67	05/01/2018	637
972	6.98	06/01/2018	992
255	7.75	06/01/2018	256
3,563	6.47	08/01/2018	3,596
1,682	7.57	09/01/2018	1,726
3,507	7.86	09/01/2018	3,628
526	7.15	11/01/2018	533
2,789	7.58	12/01/2018	2,841
4,819	8.21	12/01/2018	4,954
1,147	7.40	05/01/2019	1,160
8,619	7.33	06/01/2019	8,714
1,318	6.87	07/01/2019	1,330
4,427	7.02	12/01/2019	4,467
1,836	7.20	01/01/2020	1,885
2,151	7.76	03/01/2020	2,200
616	7.09	05/01/2020	616
7,032	8.14	05/01/2020	7,224
2,870	7.35	12/01/2020	2,918
4,874	6.29	12/25/2020	4,918
6,844	7.34	04/01/2021	6,921
27,919	7.50	09/01/2021	28,407
458	6.52	10/01/2021	459
1,517	7.61	11/01/2021	1,546
8,763	7.63	02/01/2022	9,092
2,991	7.76	05/01/2022	3,059
12,465	7.41	09/01/2022	12,720
1,403	7.93	01/01/2023	1,455
1,663	7.65	03/01/2024	1,682
6,740	7.37	09/01/2025	6,855
2,346	6.67	10/01/2025	2,386
1,795	6.44	07/01/2027	1,807
1,358	7.44	10/01/2027	1,375
5,350	6.97	07/01/2028	5,449
22,967	6.78	02/01/2029	23,527

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2001
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage Backed Obligations—(Continued)

Adjustable Rate FNMA—(Continued)
$292	7.55%	01/01/2031	$298
11,743	6.15	07/01/2031	11,952
10,043	6.50	06/01/2040	10,224
19,912	6.30	04/01/2041	20,024

Total Adjustable Rate FNMA			$235,195

Adjustable Rate Government National Mortgage Association (GNMA) # (2.7%)
$1,272	7.63%	11/20/2020	$1,309
487	7.75	09/20/2021	499
3,060	6.38	05/20/2022	3,127
2,124	7.75	09/20/2022	2,177
2,603	6.38	03/20/2023	2,653
2,470	7.75	07/20/2023	2,531
1,806	7.75	09/20/2023	1,851
2,161	7.75	09/20/2025	2,213

Total Adjustable Rate GNMA			$16,360

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) (5.3%)
$3,327	6.00%	07/01/2008	$3,397
9,684	6.00	05/01/2009	9,888
2,182	6.50	11/01/2010	2,248
1,700	6.00	04/01/2011	1,735
14,000	8.50	08/01/2031	14,710

Total Fixed Rate FHLMC			$31,978

Fixed Rate Federal National Mortgage Association (FNMA) (2.9%)
$3,639	7.00%	10/01/2002	$3,709
1,919	7.00	03/01/2004	1,962
120	7.00	04/01/2004	123
2,328	6.00	06/01/2004	2,324
9,423	7.00	04/01/2009	9,777

Total Fixed Rate FNMA			$17,895

Fixed Rate Government National Mortgage Association (GNMA) (1.3%)
$37	8.00%	02/15/2011	$38
21	8.00	09/15/2011	22
20	8.00	11/15/2011	21
25	8.00	10/15/2014	26
1,090	8.00	01/15/2015	1,141
2,464	8.00	04/15/2015	2,578
943	8.00	05/15/2015	986
1,282	8.00	06/15/2015	1,341
1,435	8.00	07/15/2015	1,501
31	8.00	09/15/2015	33

Total Fixed Rate GNMA			$7,687

Collateralized Mortgage Obligations (CMOs) (16.0%) Regular Floater CMOs # (10.8%)
FHLMC Series 1009, Class D
$627	4.29%	10/15/2020	$631
FHLMC Series 1066, Class P
1,917	4.59	04/15/2021	1,943
FHLMC Series 1448, Class F
3,000	5.09	12/15/2022	3,153
FHLMC Series 1555, Class FA
2,432	4.89	08/15/2008	2,484
FHLMC Series 1575, Class FA
3,000	5.19	08/15/2008	3,064
FHLMC Series 16, Class FC
1,719	4.73	08/25/2023	1,740
FHLMC Series 1698, Class FA
2,966	4.49	03/15/2009	3,022
FNMA REMIC Trust Series 1992-137, Class F
15,179	4.59	08/25/2022	15,381
FNMA REMIC Trust Series 1992-155, Class FC
5,000	4.44	09/25/2007	5,108

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2001
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage Backed Obligations—(Continued)

Regular Floater CMOs—(Continued)
FNMA REMIC Trust Series 1992-161, Class F
$2,352	4.59%	11/25/2021	$2,319
FNMA REMIC Trust Series 1993-27, Class F
18,785	4.74	02/25/2023	19,065
FNMA REMIC Trust Series G93-27, Class F
7,872	4.74	08/25/2023	7,872

Total Regular Floater CMOs			$65,782

Planned Amortization Class (PAC) CMOs (1.2%)
FHLMC Series 2055, Class OA
$1,280	6.00%	12/15/2005	$1,283
FHLMC Series 2111, Class TB
3,023	6.00	02/15/2008	3,080
FNMA Series 1999-55, Class PA
3,021	7.00	06/18/2013	3,122

Total PAC CMOs			$7,485

Sequential Fixed Rate CMOs (4.0%)
FHLMC Series 1339, Class PK
$1,082	8.00%	02/15/2021	$1,083
FHLMC Series 1398, Class G
2,463	7.00	06/15/2006	2,472
FHLMC Series 1843, Class C
2,037	7.00	09/15/2022	2,062
FHLMC Series 1941, Class D
920	6.50	12/15/2024	922
FHLMC REMIC Series 1369, Class G
109	6.50	03/15/2006	109
FNMA REMIC Trust Series 1997-31, Class C
3,343	6.00	12/18/2010	3,404
FNMA REMIC Trust Series 1990-24, Class E
165	9.00	03/25/2020	166
FNMA REMIC Trust Series 1992-22, Class HA
133	7.00	11/25/2005	132
FNMA REMIC Trust Series 1996-68, Class C
6,350	6.50	08/18/2018	6,425
FNMA REMIC Trust Series 1996-9, Class B
123	6.50	06/25/2018	123
FNMA REMIC Trust Series 1998-1, Class BA
3,970	9.50	04/20/2024	4,195
FNMA REMIC Trust Series G93-33, Class G
2,777	6.25	05/25/2019	2,816

Total Sequential Fixed Rate CMOs			$23,909

Total Collateralized Mortgage Obligations			$97,176

Total Mortgage Backed Obligations (cost $493,568)			$490,940

Agency Debentures (9.8%)
Federal Home Loan Bank
$18,000	4.75%	06/28/2004	$18,170
Federal Home Loan Mortgage Corp.
3,400	6.88	01/15/2005	3,640
Federal National Mortgage Association
10,000	6.70	11/24/2003	10,045
10,000	5.52	02/13/2004	10,092
Small Business Administration
3,381	5.83#	03/25/2014	3,379

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2001
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures—(Continued)

Sri Lanka Aid
$10,000	3.82%#	11/01/2024	$10,001
Student Loan Marketing Association
4,000	4.75	04/23/2004	4,047

Total Agency Debentures (cost $59,089)			$59,374

U.S. Treasury Obligations (3.5%)
United States Treasury Notes
$11,000	4.63%	02/28/2003	$11,178
7,000	4.75	02/15/2004	7,152
2,400	7.88	11/15/2004	2,668

Total U.S. Treasury Obligations (cost $20,815)			$20,998

Repurchase Agreement (9.8%)
Joint Account II+
$59,300	3.69%	09/04/2001	$59,300

Total Repurchase Agreement (cost $59,300)			$59,300

Total Investments (cost $632,772)			$630,612

# Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 2001.
+ Repurchase agreement was entered into on August 31, 2001.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation: REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

August 31, 2001
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage Backed Obligations (86.3%)

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold (20.2%)
$210	7.00%	12/01/2007	$218
586	7.00	03/01/2009	609
4,079	6.00	04/01/2009	4,165
430	7.00	04/01/2009	447
5,938	7.00	06/01/2009	6,163
5,747	6.00	06/07/2010	5,868
8,403	7.00	12/01/2012	8,730
448	7.00	09/03/2012	464
3,953	6.50	04/01/2013	4,056
2,315	6.50	05/01/2013	2,377
669	6.50	06/01/2013	686
7,168	6.50	07/01/2013	7,352
1,873	6.50	04/01/2014	1,914
3,566	6.50	05/01/2014	3,645
2,312	6.50	06/01/2014	2,367
6,390	6.50	07/01/2014	6,560
2,336	6.50	08/01/2014	2,388
485	6.50	09/01/2014	496
708	7.00	01/01/2015	730
1,575	7.00	03/01/2015	1,623
144	7.00	06/01/2015	149
1,568	8.00	09/01/2017	1,661
3,473	8.00	11/01/2017	3,645
14,000	8.50	08/16/2028	14,710
16,000	6.50	TBA-15 yr	16,280

Total Fixed Rate FHLMC Gold			$97,303

Fixed Rate Federal National Mortgage Association (FNMA) (6.9%)
$622	6.00%	09/01/2007	$624
69	7.50	12/01/2008	71
523	6.00	11/01/2009	533
160	7.50	09/01/2010	167
228	7.50	07/01/2012	237
3,003	6.00	01/01/2013	3,034
20	8.00	01/01/2013	21
4,210	6.50	06/01/2013	4,930
1,654	6.50	07/01/2013	1,694
1,009	6.50	08/01/2013	1,034
104	6.50	11/01/2013	107
314	6.50	12/01/2013	322
49	6.50	01/01/2014	51
1,198	6.50	12/01/2014	1,225
87	6.50	06/01/2015	90
9,000	6.50	07/09/2016	9,178
3,000	6.00	TBA-15 yr	3,010
7,000	6.50	TBA-15 yr	7,116

Total Fixed Rate FNMA			$33,444

Fixed Rate Government National Mortgage Association (GNMA) (3.5%)
$246	6.00%	07/15/2008	$252
71	6.00	08/15/2008	73
1,638	6.00	09/15/2008	1,683
1,222	6.00	10/15/2008	1,256
343	6.00	11/15/2008	353
247	6.00	12/15/2008	254
309	6.00	01/15/2009	318
128	6.00	02/15/2009	132
130	6.00	05/15/2009	134
13	8.50	07/15/2009	14
7	8.50	09/15/2009	7
8	8.50	12/15/2009	8
511	8.50	01/15/2010	538
457	8.50	02/15/2010	480
349	8.50	03/15/2010	367
145	8.50	04/15/2010	153

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2001
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage Backed Obligations—(Continued)

Fixed Rate GNMA—(Continued)
$141	8.50%	05/15/2010	$147
511	8.50	06/15/2010	536
148	8.50	07/15/2010	156
113	8.50	08/15/2010	119
122	8.50	10/15/2010	128
465	8.50	11/15/2010	488
401	8.50	12/15/2010	421
549	8.50	09/15/2011	574
369	8.50	10/15/2011	386
245	8.50	03/15/2012	257
480	8.50	07/15/2012	503
1,407	8.00	04/15/2015	1,473
1,384	8.00	05/15/2015	1,449
1,706	8.00	06/15/2015	1,784
220	8.00	08/15/2015	230
2,154	6.50	08/15/2027	2,181

Total Fixed Rate GNMA			$16,854

Collateralized Mortgage Obligations (CMOs) (55.7%)
Adjustable Rate CMOs # (7.2%)
Chase Mortgage Finance Corp. Series 1995-A, Class A
$2,286	8.33%	04/25/2025	$2,313
Citicorp Mortgage Securities, Inc. Series 1992-17, Class A
1,988	7.49	09/25/2022	2,021
DLJ Mortgage Acceptance Corp. Series 1993-Q3, Class A2
875	7.71	03/25/2023	880
Adjustable Rate CMOs—(Continued)
Federal National Mortgage Association
5,238	7.83	01/01/2021	$5,337
Imperial Savings Association Series 1988-3, Class A
628	7.65	01/25/2018	635
Resolution Trust Corp. Series 1994-1, Class M3
2,203	8.23	09/25/2029	2,197
Resolution Trust Corp. Series 1995-1, Class A3
3,486	7.20	10/25/2028	3,510
Resolution Trust Corp. Series 1995-1, Class M3
1,162	7.52	10/25/2028	1,152
Resolution Trust Corp. Series 1995-2, Class M3
2,142	6.93	05/25/2029	2,236
Ryland Mortgage Securities Corp. Series 1989-FN1, Class A
12	7.68	11/01/2018	12
Salomon Brothers Mortgage Securities VII Series 1993-2, Class A1A
1,482	8.58	03/25/2023	1,486
Salomon Brothers Mortgage Securities VII Series 1994-20, Class A
2,078	8.49	08/01/2024	2,089

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2001
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage Backed Obligations—(Continued)

Adjustable Rate CMOs—(Continued)
Saxon Mortgage Securities Corp. Series 1994-11, Class A
$800	8.62%	12/25/2024	$806
Washington Mutual Series 2001-AR1, Class 1A4
9,850	5.91	09/25/2031	9,844

Total Adjustable Rate CMOs			$34,518

Regular Floater CMOs # (5.2)%
CMC Securities Corp. III Series 1994-A, Class A17
$4,867	4.96%	02/25/2024	$4,969
FHLMC Series 1448, Class F
7,000	5.40	12/15/2022	7,356
FNMA REMIC Trust Series 1994-65, Class FB
10,000	4.86	01/25/2023	9,853
FNMA Series 1993-220, Class PF
3,000	4.91	09/25/2013	2,983

Total Regular Floater CMOs			$25,161

Mezzanine CMO (2.2%)
FNMA Series 2001-42, Class HG
$9,797	10.00%	09/25/2016	$10,618

Total Mezzanine CMO			$10,618

Planned Amortization Class (PAC) CMOs (13.8%)
Chase Mortgage Finance Corp. Series 1994-G, Class A7
$10,152	7.00%	04/25/2025	$10,464
Chemical Mortgage Securities Inc. Series 1994-1, Class A1
1,127	6.25	01/25/2009	1,126
PAC CMOs—(Continued)
Countrywide Funding Corp. Series 1993-2, Class A4
7,755	6.50	10/25/2008	$7,845
Countrywide Funding Corp. Series 1993-9, Class A3
1,146	6.50	01/25/2009	1,156
FNMA REMIC Trust Series 1993-35, Class H
5,988	6.75	02/25/2008	6,203
FNMA REMIC Trust Series 1997-84, Class PA
14,000	5.90	11/25/2021	14,215
FNMA REMIC Trust Series G93-31, Class PJ
7,000	6.55	10/25/2020	7,209
Norwest Asset Securities Corp. Series 1998-17, Class A2
5,520	6.25	08/25/2028	5,533
Paine Webber Mortgage Acceptance Corp. Series 1993-6, Class A3
433	6.90	08/25/2008	434
Prudential Home Mortgage Securities Series 1993-36, Class A12
6,431	7.25	10/25/2023	6,602
Prudential Home Mortgage Securities Series 1994-1, Class A10
1,826	6.00	02/25/2009	1,832
Residential Funding Mortgage Securities I Series 1993-S45, Class A1
933	6.50	12/25/2023	939
Salomon Brothers Mortgage Securities VII Series 1996-6K, Class A1
1,128	7.00	10/30/2003	1,145

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2001
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage Backed Obligations—(Continued)

PAC CMOs—(Continued)
Structured Mortgage Securities Corp. Series 1994-1, Class A2
$1,742	6.58%	05/25/2009	$1,778

Total PAC CMOs			$66,481

Sequential Fixed Rate CMOs (21.3%)
American Housing Trust Series VI, Class 1-I
$6,140	9.15%	05/25/2020	$6,498
FHLMC Series 1342, Class H
10,000	7.50	08/15/2007	10,407
FHLMC Series 1997-84, Class G
1,022	9.50	10/18/2022	1,037
FHLMC Series 1301, Class F
5,822	7.00	03/15/2007	5,982
FNMA REMIC Trust Series 1993-131, Class Z
7,553	7.00	07/25/2008	7,673
FNMA REMIC Trust Series 1993-41, Class ZA
6,262	6.50	06/25/2019	6,273
FNMA REMIC Trust Series 1992-53, Class G
9,128	7.00	04/25/2007	9,461
FNMA Series 1988-12, Class A
1,347	10.00	02/25/2018	1,494
GE Capital Mortgage Services, Inc. REMIC Series 1994-7, Class A12
12,541	6.00	02/25/2009	12,705
Independent National Mortgage Corp. Series 1994-Q, Class A11
2,992	7.50	09/25/2014	3,100
Norwest Asset Securities Corp. Series 1997-5, Class A5
8,383	7.00	04/25/2012	8,630
Sequential Fixed Rate CMOs—(Continued)
PNC Mortgage Securities Corp. Series 1997-4, Class 1PP4
9,968	7.00	07/25/2027	$10,260
Prudential Home Mortgage Securities Series 1995-7, Class A7
2,500	7.00	11/25/2025	2,514
Residental Asset Securitization Trust Series 1997-A3, Class A5
1,214	7.75	05/25/2027	1,237
Salomon Brothers Mortgage Securities VII Series 1999-6, Class A1
8,467	6.50	12/20/2029	8,561
Structured Asset Securities Corp. Series 2000-3, Class 1A7
6,400	8.00	07/25/2030	6,746

Total Sequential Fixed Rate CMOs			$102,578

TAC CMOs (6.0%)
Countrywide Funding Corp. Series 1994-2, Class A10A
$7,284	6.50%	02/25/2009	$7,346
Housing Securities, Inc. Series 1993-G, Class G6
4,000	6.63	01/25/2009	4,173
Paine Webber Mortgage Acceptance Corp. Series 1994-6, Class A7
10,000	6.00	04/25/2009	10,049

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

August 31, 2001
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage Backed Obligations—(Continued)

TAC CMOs—(Continued)
Prudential Home Mortgage Securities Series 1993-26, Class A9
$7,089	7.00%	07/25/2008	$7,166

Total TAC CMOs			$28,734

Total Collateralized Mortgage Obligations			$268,090

Total Mortgage Backed Obligations (cost $411,502)			$415,691

Federal Home Loan Bank
$29,000	4.75%	06/28/2004	$29,273
Federal Home Loan Mortgage Corp.
3,000	5.00	01/15/2004	3,058
Student Loan Marketing Association
3,000	4.75	04/23/2004	3,036

Total Agency Debentures (cost $34,825)			$35,367

U.S. Treasury Obligations (11.7%)
United States Treasury Notes
$5,000	4.75%	02/15/2004	$5,108
30,000	5.88	02/15/2004	31,430
1,300	7.88	11/15/2004	1,445
17,000	6.00	08/15/2009	18,296

Total U.S. Treasury Obligations (cost $55,700)			$56,279

Joint Account II+
$6,000	3.69%	09/04/2001	$6,000

Total Repurchase Agreement (cost $6,000)			$6,000

Total Investments (cost $508,027)			$513,337

# Variable rate securities. Coupon rates disclosed are in effect at August 31, 2001.
+ Repurchase agreement was entered into on August 31, 2001.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation: REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2001

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

ASSETS
Investment in securities, at value (identified cost $986,377,445, $573,472,150, $502,027,118, respectively)	$986,377,445	$571,312,005	$507,337,379
Repurchase agreements	998,100,000	59,300,000	6,000,000
Cash	64,104	300,079	37,457
Receivables:
Investment securities sold	—	2,402,765	33,860,926
Fund shares sold	903,856	10,000,000	41,359
Interest	2,753,952	3,682,991	2,632,645

Total assets	1,988,199,357	646,997,840	549,909,766

LIABILITIES
Payables:
Investment securities purchased	—	37,433,574	38,931,676
Dividends	6,049,489	2,155,459	1,838,391
Advisory fees	118,333	99,695	81,712
Administration fees	33,809	49,848	20,428
Forward sale contract, at value	—	—	27,752,572
Accrued expenses and other liabilities	183,833	46,350	19,146

Total liabilities	6,385,464	39,784,926	68,643,925

NET ASSETS
Paid-in capital	1,981,813,893	626,636,911	488,222,696
Accumulated undistributed net investment income	—	244,731	325,005
Accumulated net realized loss on investment transactions	—	(17,508,583)	(12,571,617)
Net unrealized gain (loss) on investments	—	(2,160,145)	5,289,757

Net assets	$1,981,813,893	$607,212,914	$481,265,841

Net asset value & public offering price per unit (net assets/units outstanding)	$1.00	$9.72	$9.84

UNITS OUTSTANDING
Total units outstanding, $0.001 par value (unlimited number of units authorized)	1,981,813,893	62,490,801	48,892,946

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF OPERATIONS

For the Year Ended August 31, 2001

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$66,891,737	$35,676,448	$30,684,528

Expenses:
Advisory fees	2,196,434	1,078,423	923,277
Administration fees	1,364,290	539,211	230,819
Custodian fees	29,617	95,020	123,068
Registration fees	93,274	14,168	2,719
Professional fees	45,731	49,896	41,418
Trustees’ fees	21,920	16,000	14,080
Transfer Agent fees	—	4,668	1,562
Other expenses	24,541	60,647	57,749

Total expenses	3,775,807	1,858,033	1,394,692
Less—expense reductions	(2,335,008)	(8,323)	(15,590)

Net expenses	1,440,799	1,849,710	1,379,102

Net investment income	65,450,938	33,826,738	29,305,426
Net realized gain on investment transactions	—	1,335,867	2,728,805
Net change in unrealized loss on investments	—	2,914,393	10,554,264

Net increase in net assets resulting from operations	$65,450,938	$38,076,998	$42,588,495

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended August 31, 2001

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From Operations:
Net investment income	$65,450,938	$33,826,738	$29,305,426
Net realized gain from investment transactions	—	1,335,867	2,728,805
Net change in unrealized loss on investments	—	2,914,393	10,554,264

Net increase in net assets resulting from operations	65,450,938	38,076,998	42,588,495

Distributions to Unitholders:
From net investment income	(65,450,938)	(33,370,749)	(29,056,957)

Total distributions to Unitholders	(65,450,938)	(33,370,749)	(29,056,957)

From Unit Transactions:
Proceeds from sales of units	12,911,876,016	112,665,000	43,742,007
Reinvestment of dividends and distributions	25,716,092	6,155,392	4,891,066
Cost of units repurchased	(11,402,252,237)	(56,116,813)	(36,181,319)

Net increase in net assets resulting from unit transactions	1,535,339,871	62,703,579	12,451,754

Total increase	1,535,339,871	67,409,828	25,983,292
Net assets:
Beginning of year	446,474,022	539,803,086	455,282,549

End of year	$1,981,813,893	$607,212,914	$481,265,841

Accumulated undistributed net investment income	$—	$244,731	$325,005

Summary of Unit Transactions:
Units sold	12,911,876,016	11,597,069	4,465,589
Reinvestment of dividends and distributions	25,716,092	634,904	501,808
Units repurchased	(11,402,252,237)	(5,789,125)	(3,695,580)

Increase in units outstanding	1,535,339,871	6,442,848	1,271,817

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended August 31, 2000

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From Operations:
Net investment income	$43,665,215	$36,722,085	$30,162,640
Net realized gain (loss) from investment transactions	194	(2,508,663)	(3,423,629)
Net change in unrealized gain (loss) on investments	—	(169,180)	2,304,094

Net increase in net assets resulting from operations	43,665,409	34,044,242	29,043,105

Distributions to Unitholders:
From net investment income	(43,665,409)	(35,373,732)	(29,917,879)

Total distributions to unitholders	(43,665,409)	(35,373,732)	(29,917,879)

From Unit Transactions:
Proceeds from sales of units	8,197,440,600	8,229,902	15,000,000
Reinvestment of dividends and distributions	23,176,037	6,769,182	5,703,372
Cost of units repurchased	(8,842,511,128)	(167,023,584)	(57,150,582)

Net decrease in net assets resulting from unit transactions	(621,894,491)	(152,024,500)	(36,447,210)

Total decrease	(621,894,491)	(153,353,990)	(37,321,984)

Net assets:
Beginning of year	1,068,368,513	693,157,076	492,604,533

End of year	$446,474,022	$539,803,086	$455,282,549

Accumulated undistributed (distributions in excess of) net investment income	$—	$(211,258)	$76,536

Summary of Unit Transactions:
Units sold	8,197,440,600	813,367	1,569,623
Reinvestment of dividends and distributions	23,176,037	701,572	598,466
Units repurchased	(8,842,511,128)	(17,266,357)	(6,014,834)

Decrease in units outstanding	(621,894,491)	(15,751,418)	(3,846,745)

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income
		from	Distributions						Ratio information
		investment	to						assuming no expense
		operations(a)	unitholders						reductions
							Ratio of
							net
						Ratio	invest-			Ratio of
	Net					of net	ment	Net	Ratio of	net
	asset		From	Net		expenses	income	assets	expenses	investment
	value,	Net	net	asset		to	to	at end	to	income
	begin-	invest-	invest-	value,		average	average	of	average	to
	ning of	ment	ment	end of	Total	net	net	period	net	average
	period	income	income	period	return(b)	assets	assets	(000)’s	assets	net assets

Year ended:
8/31/01	$1.00	$0.05	$(0.05)	$1.00	5.42%	0.11%	4.80%	$1,981,814	0.28%	4.63%
8/31/00	1.00	0.06	(0.06)	1.00	5.95	0.12	5.71	446,474	0.30	5.53
8/31/99	1.00	0.05	(0.05)	1.00	5.09	0.13	4.94	1,068,369	0.30	4.77
8/31/98	1.00	0.06	(0.06)	1.00	5.67	0.11	5.52	972,857	0.30	5.33
8/31/97	1.00	0.05	(0.05)	1.00	5.43	0.18	5.31	441,205	0.33	5.16

(a)	Calculated based on average units outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

													Ratio information
		Income from			Distributions to								assuming no expense
		investment operations			unitholders								reductions
											Ratio of
			Net								net			Ratio of
			realized							Ratio of	invest-			net
	Net		and			In				net	ment	Net	Ratio of	investment
	asset		unrealized	Total	From	excess		Net		expenses	income	assets	expenses	income	Port-
	value,	Net	gain (loss)	Income	net	of net		asset		to	to	at end	to	to	folio
	begin-	invest-	on	from	invest-	invest-		value,		average	average	of	average	average	turn-
	ning of	ment	invest-	investment	ment	ment	Total	end of	Total	net	net	period	net	net	over
	period	income	ments	operations	income	income	Distributions	period	return(b)	assets	assets	(000’s)	assets	assets	rate(c)

Year ended:
8/31/01	$9.63	$0.61 (a)	$0.08	$0.69	$(0.60)	—	$(0.60)	$9.72	7.38%	0.34%	6.27%	$607,213	0.34%	6.27%	35%
8/31/00	9.65	0.59 (a)	(0.04)	0.55	(0.57)	—	(0.57)	9.63	5.90	0.34	6.15	539,803	0.34	6.15	61
8/31/99	9.79	0.54	(0.14)	0.40	(0.54)	—	(0.54)	9.65	4.25	0.33	5.60	693,157	0.33	5.60	153
8/31/98	9.84	0.58	(0.04)	0.54	(0.58)	(0.01)	(0.59)	9.79	5.60	0.34	5.83	654,653	0.34	5.83	94
8/31/97	9.76	0.59	0.08	0.67	(0.59)	—	(0.59)	9.84	7.09	0.34	6.02	564,642	0.34	6.02	88

(a)	Calculated based on average units outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.

(c)	Includes the effect of mortgage dollar roll transactions, if any.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

												Ratio information
		Income from			Distributions to							assuming no expense
		investment operations			unitholders							reductions
										Ratio of
										net			Ratio of
			Net						Ratio of	invest-			net
	Net		realized						net	ment	Net	Ratio of	investment
	asset		and	Total	From		Net		expenses	income	assets	expenses	income	Port-
	value,	Net	unrealized	Income	net		asset		to	to	at end	to	to	folio
	begin-	invest-	gain (loss)	from	invest-		value,		average	average	of	average	average	turn-
	ning of	ment	on invest-	investment	ment	Total	end of	Total	net	net	period	net	net	over
	period	income	ments	operations	income	Distributions	period	return(b)	assets	assets	(000’s)	assets	assets	rate(c)

Year ended:
8/31/01	$9.56	$0.62 (a)	$0.27	$0.89	$(0.61)	$(0.61)	$9.84	9.60%	0.30%	6.35%	$481,266	0.30%	6.35%	164%
8/31/00	9.57	0.60 (a)	(0.02)	0.58	(0.59)	(0.59)	9.56	6.30	0.30	6.27	455,283	0.30	6.27	84
8/31/99	9.90	0.57	(0.33)	0.24	(0.57)	(0.57)	9.57	2.51	0.29	5.87	492,605	0.29	5.87	168
8/31/98	9.75	0.64	0.13	0.77	(0.62)	(0.62)	9.90	8.10	0.30	6.44	442,550	0.30	6.44	109
8/31/97	9.65	0.64	0.10	0.74	(0.64)	(0.64)	9.75	7.89	0.30	6.57	350,315	0.30	6.57	106

(a)	Calculated based on average units outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.

(c)	Includes the effect of mortgage dollar roll transactions, if any.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS

August 31, 2001

1.  Organization

      Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of three diversified portfolios: the Money Market Portfolio, Government Securities Portfolio and Mortgage Securities Portfolio collectively, “the Portfolios” or individually a “Portfolio.” Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

2.  Summary of Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

  A.  Investment Valuation

      For the Government Securities and Mortgage Securities Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities, Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio and Mortgage Securities Portfolio are valued at amortized cost, which approximates market value.

  B.  Security Transactions and Investment Income

      Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. For the Money Market Portfolio, interest income is determined on the basis of interest accrued, premium amortized and discount earned. The Mortgage Securities Portfolio amortizes market discounts and premiums on certain mortgage-backed securities and Treasury obligations. For the Government Securities and Mortgage Securities Portfolios, interest income is determined on the basis of interest accrued.

      For the Government Securities Portfolio and Mortgage Securities Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on a effective yield basis over the expected life of the respective securities. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2001

2.  Summary of Significant Accounting Policies— (Continued)

accompanying Statements of Operations. Original issue discounts (“OID”) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage-backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market discounts and market premiums on debt securities, other than mortgage-backed securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

      In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the “Guide”). The revised version of the Guide is effective September 1, 2001 for the Portfolios and will require the Portfolios to amortize/ accrete all premiums and discounts on debt securities. The Portfolios will be required to amortize/ accrete all such premiums and discounts. Upon adoption, the Portfolios will be required to record the cumulative effect of this change. The cumulative effect will impact net investment income and realized and unrealized gains and losses but will not impact net assets, units outstanding or net asset value per unit. Based on securities held as of August 31, 2001, the cumulative effect resulted in an approximate reduction in the cost of securities and an approximate decrease in net unrealized loss of $624,000 for the Government Securities Portfolio. The cumulative effect was immaterial for the Mortgage Securities Portfolio.

  C.  Mortgage Dollar Rolls

      The Government Securities and Mortgage Securities Portfolios may enter into mortgage “dollar rolls” in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

  D.  Federal Taxes

      It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable income and capital gains to its unitholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Portfolios. The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2001

2.  Summary of Significant Accounting Policies— (Continued)

realized gains on investment transactions, or from paid-in capital depending on the type of book/tax differences that may exist.

      As of each Portfolio’s most recent tax year-end, the following Portfolios had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

Portfolio	Amount	Years of Expiration

Government Securities	$16,822,433	2002 through 2009
Mortgage Securities	11,913,197	2002 through 2008

      These amounts are available to be carried forward to offset future capital gains of the corresponding Portfolios to the extent permitted by applicable laws or regulations.

      At August 31, 2001, the Portfolios’ aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss of investments for federal income tax purposes are as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Portfolio	Tax Cost	Gain	(Loss)	Gain (Loss)

Money Market Portfolio	1,984,477,445	—	—	—
Government Securities Portfolio	632,797,187	1,817,978	(3,978,123)	(2,160,145)
Mortgage Securities Portfolio	508,094,329	7,175,858	(1,930,808)	5,245,050

  E.  Expenses

      Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period.

  F.  Repurchase Agreements

      Repurchase agreements involve the purchase of securities subject to the sellers agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or at designated subcustodians.

  G.  Forward Sales Contracts

      The Government Securities and Mortgage Securities Portfolios may enter into forward security sales of mortgage-backed securities in which the Portfolios sell securities in the current month for delivery of

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2001

securities defined by pool stipulated characteristics on a specified future date. The value of the contract is recorded as a liability on the Portfolios’ records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security.

3.  Agreements

      Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement with the Portfolios. Under the Advisory Agreement, GSAM, subject to the general supervision of the Portfolio’s Trustees, manages the Portfolios and provides certain administrative services. As compensation for services rendered under the Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset levels	Fee

Money Market	up to $300 million	0.20%
	in excess of $300 million	0.15
Government Securities	all	0.20
Mortgage Securities	all	0.20

      Effective October 1, 1998, Goldman Sachs voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the year ended August 31, 2001, GSAM waived advisory fees amounting to approximately $1,242,000.

      Callahan Credit Union Financial Services Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 40 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Portfolios’ Trustees, provides certain administrative services to the Portfolios. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Fee

Money Market	0.10%
Government Securities	0.10
Mortgage Securities	0.05

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2001

3.  Agreements— (Continued)

      CUFSLP voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. For the year ended August 31, 2001, CUFSLP waived administration fees amounting to approximately $1,091,000.

      CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the “Expenses”) of the Money Market Portfolio exceed .20% of the average daily net assets of the Money Market Portfolio, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. For the year ended August 31, 2001, no expenses were required to be reimbursed by CUFSLP under this agreement.

      CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Government Securities Portfolio’s average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Government Securities Portfolio’s average daily net assets. For the year ended August 31, 2001, no expenses were required to be reimbursed by CUFSLP or GSAM under this agreement.

      In addition, the Portfolios have entered into certain expenses offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. For the year ended August 31, 2001, custody fee reductions for Money Market, Government Securities and Mortgage Securities Portfolios’ amounted to approximately $2,000, $8,000 and $16,000, respectively.

      Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Portfolios. For the year ended August 31, 2001, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Portfolios for a fee.

4.  Investment Transactions

      The cost of purchases and proceeds of sales and maturities of long-term securities for the Government Securities Portfolio and Mortgage Securities Portfolio for the year ended August 31, 2001 were as follows ($ in thousands):

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Purchases of U.S. Government and agency obligations	$344,547	$817,564
Purchases (excluding U.S. Government and agency obligations)	—	52,657
Sales or maturities of U.S. Government and agency obligations	177,223	692,097
Sales or maturities (excluding U.S. Government and agency obligations)	—	49,487

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2001

5.  Line of Credit Facility

      The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the year ended August 31, 2001, the Portfolios did not have any borrowings under this facility.

6.  Joint Repurchase Agreement Accounts

      The Portfolios, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements.

      As of August 31, 2001, the Money Market Portfolio had an undivided interest in the repurchase agreements in Joint Account I which equaled $248,100,000 in principal amount. As of August 31, 2001, the repurchase agreements in this joint account were fully collateralized by U.S. Treasury obligations.

	Principal	Interest	Maturity	Amortized	Maturity
Repurchase Agreements	Amount	Rate	Date	Cost	Value

Barclays Capital Inc.	$925,000,000	3.65%	09/04/2001	$925,000,000	$925,375,139
C.S. First Boston	500,000,000	3.65	09/04/2001	500,000,000	500,202,778
Deutsche Bank AX BRN	1,000,000,000	3.66	09/04/2001	1,000,000,000	1,000,406,667
JP Morgan Securities	500,000,000	3.62	09/04/2001	500,000,000	500,201,111
Lehman Brothers	500,000,000	3.70	09/04/2001	500,000,000	500,205,556
Morgan Stanley	500,000,000	3.65	09/04/2001	500,000,000	500,202,778
Salomon Smith Barney	1,025,900,000	3.66	09/04/2001	1,025,900,000	1,026,317,199
UBS Warburg LLC	750,000,000	3.62	09/04/2001	750,000,000	750,301,667
UBS Warburg LLC	1,024,000,000	3.65	09/04/2001	1,024,000,000	1,024,415,289

Total Joint Repurchase Agreement Account I				$6,724,900,000	$6,727,628,184

      As of August 31, 2001, the Money Market Portfolio, Government Securities Portfolio and the Mortgage Securities Portfolio had undivided interests in the repurchase agreements in Joint Account II which equaled $550,000,000, $59,300,000 and $6,000,000 in principal amount, respectively. As of

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

August 31, 2001

6.  Joint Repurchase Agreement Accounts— (Continued)

August 31, 2001, the repurchase agreements in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Amortized	Maturity
Repurchase Agreements	Amount	Rate	Date	Cost	Value

Bank of America	$1,000,000,000	3.69%	09/04/2001	$1,000,000,000	$1,000,410,000
Barclays Capital Inc.	400,000,000	3.69	09/04/2001	400,000,000	400,164,000
C.S. First Boston Corp.	300,000,000	3.69	09/04/2001	300,000,000	300,123,000
Deutsche Bank Securities, Inc.	3,000,000,000	3.70	09/04/2001	3,000,000,000	3,001,233,333
Greenwich Capital	400,000,000	3.69	09/04/2001	400,000,000	400,164,000
J.P. Morgan & Co., Inc.	3,000,000,000	3.69	09/04/2001	3,000,000,000	3,001,230,000
Morgan Stanley	3,000,000,000	3.67	09/04/2001	3,000,000,000	3,001,223,333
UBS Warburg LLC	550,000,000	3.70	09/04/2001	550,000,000	550,226,111
UBS Warburg LLC	1,016,000,000	3.69	09/04/2001	1,016,000,000	1,016,416,560

Total Joint Repurchase Agreement Account II				$12,666,000,000	$12,671,190,337

7.  Other Matters

      Pursuant to an SEC exemptive order, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements with Goldman Sachs or its affiliates, subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions on an annual basis.

8.  Certain Reclassifications

      In accordance with AICPA Statement of Position 93-2, the Government Securities Portfolio reclassified $6,505,105 from paid-in capital to accumulated net realized loss on investments. This reclassification has no impact on the net asset values of the Portfolio and is designed to present the Portfolio’s capital accounts on a tax basis.

Report of Independent Accountants

To the Unitholders and Trustees of

Trust for Credit Unions:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Trust for Credit Unions (a Massachusetts business trust comprising the Money Market Portfolio, the Government Securities Portfolio and the Mortgage Securities Portfolio, collectively the “Portfolios”), at August 31, 2001, the results of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Portfolios for the periods ended prior to August 31, 2000 were audited by other independent accountants whose report dated October 13, 1999 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2001

      This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus which contains facts concerning the Portfolios’ objectives and policies, management, expenses and other information.

TCUAR01

TRUST

for Credit Unions

Trustees
John T. Collins, Chairman
Thomas S. Condit, Vice-Chairman
James C. Barr
Jonathan Beinner
Edgar F. Callahan
Robert M. Coen
Betty G. Hobbs
Gary Oakland
D. Michael Riley
Wendell A. Sebastian

Officers
Judith E. Sandberg, President
Jesse H. Cole, Vice President
Charles W. Filson, Vice President
James A. Fitzpatrick, Vice President
Christopher Keller, Vice President
John M. Perlowski, Treasurer
Peter W. Fortner, Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Howard B. Surloff, Secretary
Kaysie P. Uniacke, Assistant Secretary
Elizabeth Anderson, Assistant Secretary

Administrator
Callahan Credit Union Financial Services, Inc.
Limited Partnership

Investment Adviser
Goldman Sachs Asset Management,
a business unit of the Investment Management Division
of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.
Goldman, Sachs & Co.

Independent Accountants
PricewaterhouseCoopers LLP

Return address:
Goldman Sachs Funds
4900 Sears Tower, 51st Floor
Chicago, IL 60606

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